As filed with the Securities and Exchange Commission on December 30, 2002

Securities Act File No. 2-62329
Investment Company Act File No. 811-02857

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒
and/or
REGISTRATION STATEMENT UNDER THE	☒
INVESTMENT COMPANY ACT OF 1940
Amendment No. 26	☒
(Check appropriate box or boxes)

MERRILL LYNCH BOND FUND, INC.
(formerly, Merrill Lynch Corporate Bond Fund, Inc.)
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (609) 282-2800

Terry K. Glenn
Merrill Lynch Bond Fund, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Company: Leonard B. Mackey, Jr., Esq. CLIFFORD CHANCE US LLP 200 Park Avenue New York, New York 10166	Philip L. Kirstein, Esq. FUND ASSET MANAGEMENT, L.P. P.O. Box 9011 Princeton, N.J. 08543-9011

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 31, 2002 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, Class A, Class B, Class C, Class D and Class R.

This Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 2-62329) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated January 1, 2003, to the Registrant’s current Prospectus, (3) Amendment, dated January 1, 2003, to the Registrant’s current Statement of Additional Information, and (4) Part C to the Registration Statement (including signature page). Parts A and B to the Registration Statement, each dated January 24, 2002, were previously filed in connection with Post-Effective Amendment No. 29 to the Registration Statement.

This Post-Effective Amendment No. 30 to the Registration Statement is being filed to: (1) describe the features of the Class R shares of the Core Bond Portfolio and the Intermediate Term Portfolio, (2) provide certain additional information with respect to the Class C shares of the Core Bond Portfolio and the Intermediate Term Portfolio, (3) provide updated performance and financial information for the Core Bond Portfolio and the Intermediate Term Portfolio, (4) file certain exhibits to the Registration Statement, and (5) incorporate certain exhibits by reference into the Registration Statement.

Merrill Lynch Bond Fund, Inc.
Core Bond Portfolio
Intermediate Term Portfolio
AMENDMENT DATED JANUARY 1, 2003
TO PROSPECTUS
DATED JANUARY 24, 2002

Effective January 1, 2003, the Core Bond Portfolio and the Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc. began offering Class R shares to certain qualified investors. This amendment to the Fund’s Prospectus, which should be read in conjunction with the Fund’s Prospectus, describes the features of the Class R shares of the Core Bond Portfolio and the Intermediate Term Portfolio, provides certain additional information with respect to the Class C shares of the Core Bond Portfolio and the Intermediate Term Portfolio, and provides updated performance information for the Core Bond Portfolio and the Intermediate Term Portfolio.

PERFORMANCE INFORMATION

The year-to-date return as of September 30, 2002 for the Core Bond Portfolio’s Class B shares was 7.18%. The Core Bond Portfolio’s Class B shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge. The Core Bond Portfolio’s Class B shares are also subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. The Core Bond Portfolio’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge, but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Merrill Lynch Select Pricingsm System” in this Amendment for more information about the Core Bond Portfolio’s Class R shares.

The contingent deferred sales charge for the Core Bond Portfolio’s Class B shares is not reflected in the Core Bond Portfolio’s year-to-date returns. If these amounts were reflected, returns for the Core Bond Portfolio would be less than those shown above. How the Core Bond Portfolio performed in the past is not necessarily an indication of how the Core Bond Portfolio will perform in the future.

MERRILL LYNCH BOND FUND, INC.

The year-to-date return as of September 30, 2002 for the Intermediate Term Portfolio’s Class A shares was 7.80%. The Intermediate Term Portfolio’s Class A shares are subject to an initial sales charge but are not subject to a contingent deferred sales charge. The Intermediate Term Portfolio’s Class A shares are not subject to a distribution fee or an account maintenance fee. The Intermediate Term Portfolio’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Merrill Lynch Select Pricingsm System” in this Amendment for more information about the Intermediate Term Portfolio’s Class R shares.

The initial sales charge for the Intermediate Term Portfolio’s Class A shares is not reflected in the Intermediate Term Portfolio’s year-to-date returns. If these amounts were reflected, returns for the Intermediate Term Portfolio would be less than those shown above. How the Intermediate Term Portfolio performed in the past is not necessarily an indication of how the Intermediate Term Portfolio will perform in the future.

2	MERRILL LYNCH BOND FUND, INC.

FEES AND EXPENSES

UNDERSTANDING EXPENSES

Core Bond Portfolio investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Core Bond Portfolio may charge:

Expenses paid directly by the shareholder:
Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of the Core Bond Portfolio.

Expenses paid indirectly by the shareholder:
Annual Fund Operating Expenses — expenses that cover the costs of operating the Core Bond Portfolio.

Management Fee — a fee paid to the Investment Adviser for managing the Core Bond Portfolio.

Distribution Fees — fees used to support the Core Bond Portfolio’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

The Core Bond Portfolio offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Core Bond Portfolio. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee(b)	0.37%

Distribution and/or Service (12b-1) Fees(c)	0.50%

Other Expenses (including transfer agency fees)(d)	0.22%

Total Annual Fund Operating Expenses	1.09%

(a)
In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells Class R shares. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus.

(b)
The Fund pays the Investment Adviser fees at annual rates that decrease as the total assets of the Fund’s three Portfolios increase above certain levels. The fee rates are applied to the average daily net assets of each Portfolio, with the reduced rates applicable to portions of the assets of each Portfolio to the extent that the aggregate of the average daily net assets of the combined Portfolios exceeds $250 million, $500 million and $750 million (each such amount being a “breakpoint level”). These annual fees range from 0.55% to 0.40% for the High Income Portfolio and from 0.50% to 0.35% for the Core Bond and Intermediate Term Portfolios. For the fiscal year ended September 30, 2002, the Investment Adviser received a fee equal to 0.40% of the aggregate of the average daily net assets of the three combined Portfolios.

(c)
The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.

(d)
Based on estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Adviser or its affiliates for such services.

MERRILL LYNCH BOND FUND, INC.	3

Examples:
These examples are intended to help you compare the cost of investing in Class R shares of the Core Bond Portfolio with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Core Bond Portfolio for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Core Bond Portfolio’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$111	$347	$601	$1,329

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$111	$347	$601	$1,329

4	MERRILL LYNCH BOND FUND, INC.

FEES AND EXPENSES

UNDERSTANDING EXPENSES
Intermediate Term Portfolio investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Intermediate Term Portfolio may charge:

Expenses paid directly by the shareholder:
Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of the Intermediate Term Portfolio.

Expenses paid indirectly by the shareholder:
Annual Fund Operating Expenses — expenses that cover the costs of operating the Intermediate Term Portfolio.

Management Fee — a fee paid to the Investment Adviser for managing the Intermediate Term Portfolio.

Distribution Fees — fees used to support the Intermediate Term Portfolio’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

The Intermediate Term Portfolio offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Intermediate Term Portfolio. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee(b)	0.37%

Distribution and/or Service (12b-1) Fees(c)	0.50%

Other Expenses (including transfer agency fees)(d)	0.29%

Total Annual Fund Operating Expenses	1.16%

(a)
In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells Class R shares. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus.

(b)
The Fund pays the Investment Adviser fees at annual rates that decrease as the total assets of the Fund’s three Portfolios increase above certain levels. The fee rates are applied to the average daily net assets of each Portfolio, with the reduced rates applicable to portions of the assets of each Portfolio to the extent that the aggregate of the average daily net assets of the combined Portfolios exceeds $250 million, $500 million and $750 million (each such amount being a “breakpoint level”). These annual fees range from 0.55% to 0.40% for the High Income Portfolio and from 0.50% to 0.35% for the Core Bond and Intermediate Term Portfolios. For the fiscal year ended September 30, 2002, the Investment Adviser received a fee equal to 0.40% of the aggregate of the average daily net assets of the three combined Portfolios.

(c)
The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.

(d)
Based on estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Adviser or its affiliates for such services.

MERRILL LYNCH BOND FUND, INC.	5

Examples:
These examples are intended to help you compare the cost of investing in Class R shares of the Intermediate Term Portfolio with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Intermediate Term Portfolio for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Intermediate Term Portfolio’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$118	$368	$638	$1,409

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$118	$368	$638	$1,409

6	MERRILL LYNCH BOND FUND, INC.

MERRILL LYNCH SELECT PRICINGsm SYSTEM

With the addition of the Class R shares, the Core Bond Portfolio and the Intermediate Term Portfolio offer five classes of shares. Investors in the Core Bond Portfolio and the Intermediate Term Portfolio may choose from among Class A shares, Class B shares, Class C shares, Class D shares and Class R shares, subject to eligibility requirements.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.

To better understand the pricing of the Class R shares of the Core Bond Portfolio and the Intermediate Term Portfolio, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in Class R shares.

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee. 0.25% Distribution Fee.

Please see “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of Class R shares.

CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of the Core Bond Portfolio and the Intermediate Term Portfolio may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares.

MERRILL LYNCH BOND FUND, INC.	7

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Core Bond Portfolio’s financial performance for the periods shown. Certain information reflects the financial results for a single Core Bond Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Core Bond Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Core Bond Portfolio’s financial statements, is included in the Fund’s Annual Report to shareholders, which is available upon request.

	Core Bond Portfolio
	Class A					Class B
Increase (Decrease) in Net Asset Value:	For the Year Ended September 30,					For the Year Ended September 30,
	2002	2001	2000	1999	1998	2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of year	$11.21	$10.68	$10.88	$11.78	$11.40	$11.21	$10.68	$10.88	$11.78	$11.40

Investment income — net	.53	.66	.72	.70	.73	.44	.57	.64	.61	.64

Realized and unrealized gain (loss) on investments — net	.31	.53	(.20)	(.90)	.38	.31	.53	(.20)	(.90)	.38

Total from investment operations	.84	1.19	.52	(.20)	1.11	.75	1.10	.44	(.29)	1.02

Less dividends from investment income —net	(.53)	(.66)	(.72)	(.70)	(.73)	(.44)	(.57)	(.64)	(.61)	(.64)

Net asset value, end of year	$11.52	$11.21	$10.68	$10.88	$11.78	$11.52	$11.21	$10.68	$10.88	$11.78

Total Investment Return:*

Based on net asset value per share	7.71%	11.44%	5.09%	(1.70%)	10.05%	6.89%	10.59%	4.29%	(2.45%)	9.21%

Ratios to Average Net Assets:

Expenses	.59%	.61%	.57%	.57%	.58%	1.36%	1.38%	1.34%	1.33%	1.34%

Investment income — net	4.68%	6.03%	6.79%	6.22%	6.32%	3.93%	5.25%	6.02%	5.46%	5.56%

Supplemental Data:

Net assets, end of year (in thousands)	$645,820	$519,815	$489,778	$535,188	$600,655	$487,746	$511,166	$455,162	$636,115	$685,345

Portfolio turnover	281.67%	262.47%	94.67%	79.06%	149.41%	281.67%	262.47%	94.67%	79.06%	149.41%

*	Total investment returns exclude the effects of sales charges.

8	MERRILL LYNCH BOND FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

	Class C					Class D
Increase (Decrease) in Net Asset Value:	For the Year Ended September 30,					For the Year Ended September 30,
	2002	2001	2000	1999	1998	2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of year	$11.21	$10.68	$10.88	$11.79	$11.40	$11.21	$10.68	$10.88	$11.79	$11.41

Investment income — net	.43	.57	.64	.61	.63	.50	.63	.70	.67	.70

Realized and unrealized gain (loss) on investments — net	.31	.53	(.20)	(.91)	.39	.31	.53	(.20)	(.91)	.38

Total from investment operations	.74	1.10	.44	(.30)	1.02	.81	1.16	.50	(.24)	1.08

Less dividends from investment income — net	(.43)	(.57)	(.64)	(.61)	(.63)	(.50)	(.63)	(.70)	(.67)	(.70)

Net asset value, end of year	$11.52	$11.21	$10.68	$10.88	$11.79	$11.52	$11.21	$10.68	$10.88	$11.79

Total Investment Return:*

Based on net asset value per share	6.83%	10.53%	4.23%	(2.58%)	9.25%	7.44%	11.16%	4.83%	(2.03%)	9.77%

Ratios to Average Net Assets:

Expenses	1.42%	1.44%	1.39%	1.38%	1.40%	.84%	.86%	.82%	.82%	.82%

Investment income — net	3.85%	5.16%	5.96%	5.41%	5.50%	4.43%	5.75%	6.55%	5.98%	6.07%

Supplemental Data:

Net assets, end of year (in thousands)	$110,065	$76,963	$55,889	$79,581	$77,464	$286,726	$201,269	$148,890	$135,401	$123,202

Portfolio turnover	281.67%	262.47%	94.67%	79.06%	149.41%	281.67%	262.47%	94.67%	79.06%	149.41%

*	Total investment returns exclude the effects of sales charges.

MERRILL LYNCH BOND FUND, INC.	9

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Intermediate Term Portfolio’s financial performance for the periods shown. Certain information reflects the financial results for a single Intermediate Term Portfolio share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Intermediate Term Portfolio (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Intermediate Term Portfolio’s financial statements, is included in the Fund’s Annual Report to shareholders, which is available upon request.

	Intermediate Term Portfolio
	Class A					Class B
Increase (Decrease) in Net Asset Value:	For the Year Ended September 30,					For the Year Ended September 30,
	2002	2001	2000	1999	1998	2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of year	$11.47	$10.93	$11.11	$11.83	$11.49	$11.47	$10.93	$11.11	$11.83	$11.50

Investment income — net	.52	.67	.71	.70	.73	.46	.61	.66	.64	.67

Realized and unrealized gain (loss) on investments — net	.30	.54	(.18)	(.72)	.34	.31	.54	(.18)	(.72)	.33

Total from investment operations	.82	1.21	.53	(.02)	1.07	.77	1.15	.48	(.08)	1.00

Less dividends from investment income — net	(.52)	(.67)	(.71)	(.70)	(.73)	(.46)	(.61)	(.66)	(.64)	(.67)

Net asset value, end of year	$11.77	$11.47	$10.93	$11.11	$11.83	$11.78	$11.47	$10.93	$11.11	$11.83

Total Investment Return:*

Based on net asset value per share	7.43%	11.35%	5.02%	(.18%)	9.59%	6.97%	10.79%	4.49%	(.69%)	8.94%

Ratios to Average Net Assets:

Expenses	.66%	.84%	.78%	.73%	.67%	1.17%	1.35%	1.30%	1.24%	1.18%

Investment income — net	4.57%	5.94%	6.51%	6.09%	6.27%	4.06%	5.46%	5.98%	5.58%	5.75%

Supplemental Data:

Net assets, end of year (in thousands)	$195,515	$176,589	$144,352	$161,113	$200,679	$141,993	$129,162	$120,250	$162,211	$178,464

Portfolio turnover	314.59%	259.80%	143.77%	113.52%	111.03%	314.59%	259.80%	143.77%	113.52%	111.03%

*	Total investment returns exclude the effects of sales charges.

10	MERRILL LYNCH BOND FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

	Class C					Class D
Increase (Decrease) in Net Asset Value:	For the Year Ended September 30,					For the Year Ended September 30,
	2002	2001	2000	1999	1998	2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of year	$11.47	$10.93	$11.11	$11.83	$11.49	$11.47	$10.93	$11.11	$11.83	$11.50

Investment income — net	.46	.61	.65	.64	.67	.51	.66	.70	.69	.71

Realized and unrealized gain (loss) on investments — net	.31	.54	(.18)	(.72)	.34	.30	.54	(.18)	(.72)	.33

Total from investment operations	.77	1.15	.47	(.08)	1.01	.81	1.20	.52	(.03)	1.04

Less dividends from investment income — net	(.46)	(.61)	(.65)	(.64)	(.67)	(.51)	(.66)	(.70)	(.69)	(.71)

Net asset value, end of year	$11.78	$11.47	$10.93	$11.11	$11.83	$11.77	$11.47	$10.93	$11.11	$11.83

Total Investment Return:*

Based on net asset value per share	6.97%	10.78%	4.48%	(.70%)	9.03%	7.32%	11.24%	4.92%	(.28%)	9.39%

Ratios to Average Net Assets:

Expenses	1.16%	1.36%	1.30%	1.24%	1.20%	.76%	.94%	.88%	.83%	.77%

Investment income — net	4.02%	5.41%	5.97%	5.57%	5.70%	4.47%	5.88%	6.41%	6.01%	6.16%

Supplemental Data:

Net assets, end of year (in thousands)	$12,535	$4,600	$2,859	$3,904	$4,832	$139,659	$130,116	$128,490	$136,467	$106,294

Portfolio turnover	314.59%	259.80%	143.77%	113.52%	111.03%	314.59%	259.80%	143.77%	113.52%	111.03%

*	Total investment returns excludes the effects of sales charges.

CODE: B-PR-10046-01	02 STK

MERRILL LYNCH BOND FUND, INC.	11

Merrill Lynch Bond Fund, Inc.
Core Bond Portfolio
Intermediate Term Portfolio

AMENDMENT DATED JANUARY 1, 2003
TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 24, 2002

Effective January 1, 2003, the Core Bond Portfolio and the Intermediate Term Portfolio began offering Class R shares to certain qualified investors. Features of the Class R shares of the Core Bond Portfolio and the Intermediate Term Portfolio are described in the amendment dated January 1, 2003 to the Fund’s Prospectus dated January 24, 2002. This amendment to the Fund’s Statement of Additional Information provides certain updated financial information as of the Fund’s fiscal year ended September 30, 2002.

MANAGEMENT OF THE FUND

Compensation of Directors

Pursuant to the terms of the investment advisory agreement between Fund Asset Management, L.P. (in such capacity, the “Investment Adviser”) and the Fund (the “Investment Advisory Agreement”), the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all Directors of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. (“ML & Co.”) or its subsidiaries.

The Fund pays each non-interested Director an annual fee of $2,950 plus a fee of $325 for each Board meeting and meeting of the Audit and Oversight Committee (the “Committee”) attended, together with such Director’s actual out-of-pocket expenses relating to attendance at meetings. The Fund also compensates members of the Committee, which consists of all of the non-interested Directors with a fee of $2,950 per year. The Co-Chairmen of the Committee each receives an additional annual fee of $1,000.

The following table shows the compensation earned by the non-interested Directors for the Fund’s fiscal year ended September 30, 2002 and the aggregate compensation paid to them by all registered investment companies advised by Fund Asset Management, L.P. and its affiliate, Merrill Lynch Investment Managers, L.P. (“MLIM/FAM-advised funds”) for the calendar year ended December 31, 2001:

Name	Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expense	Aggregate Compensation from Fund and Other MLIM/FAM— Advised Funds
Ronald W. Forbes*	$9,250	None	$293,400
Cynthia A. Montgomery	$8,250	None	$234,567
Charles C. Reilly*	$9,250	None	$293,400
Kevin A. Ryan	$8,250	None	$261,067
Roscoe E. Suddarth	$8,250	None	$250,633
Richard R. West	$8,250	None	$261,067
Edward D. Zinbarg	$8,250	None	$250,633

*	Co-Chairmen of the Committee.

The Directors of the Fund may be eligible for reduced sales charges on purchases of Class A shares of the High Income Portfolio, the Core Bond Portfolio or the Intermediate Term Portfolio. See “Reduced Initial Sales Charges — Purchase Privilege of Certain Persons” in the Statement of Additional Information.

Management and Advisory Arrangements

Investment Advisory Services and Fee.    The Fund consists of three separate portfolios: the High Income Portfolio, the Core Bond Portfolio, and the Intermediate Term Portfolio. The Fund, on behalf of each Portfolio, has entered into the Investment Advisory Agreement with the Investment Adviser. As compensation for its services to the Portfolios, the Investment Adviser receives at the end of each month a fee with respect to each Portfolio. The fee for each Portfolio is determined as described under the heading “Management of the Fund —  Management and Advisory Arrangements — Advisory Fee” in the Fund’s Statement of Additional Information. For the fiscal year ended September 30, 2002, FAM received advisory fees from the Core Bond Portfolio in the amount of $5,161,476 (representing 0.37% of its average daily net assets) and the Intermediate Term Portfolio in the amount of $1,658,740 (representing 0.37% of its average daily net assets). The Investment Advisory Agreement obligates each Portfolio to pay certain expenses incurred in its operation and a portion of the Fund’s general administrative expenses allocated on the basis of the asset size of the respective Portfolios. The Fund’s total expenses for the year ended September 30, 2002 that were attributable to the Core Bond Portfolio and the Intermediate Term Portfolio were $13,468,814 and $3,787,640, respectively. The Investment Adviser did not reimburse any portion of its advisory fee for the fiscal years ended September 30, 2000, 2001, and 2002.

FAM has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”) with respect to the Fund, pursuant to which MLAM U.K. provides investment advisory services with respect to all or a portion of the Fund’s net assets. For the fiscal years ended September 30, 2002, September 30, 2001, and September 30, 2000, the Investment Adviser paid no fee to MLAM U.K. pursuant to this agreement.

Duration and Termination of Investment Advisory and Sub-Advisory Agreements.    Unless earlier terminated as described below, the Investment Advisory Agreement and Sub-Advisory Agreement will each remain in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

In connection with its consideration of the Investment Advisory Agreement, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Fund by the Investment Adviser under the Investment Advisory Agreement, as well as other services provided by the Investment Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to investment advisory services, the Investment Adviser and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund. The Board also considered the Investment Adviser costs of providing services, and the direct and indirect benefits to the Investment Adviser from its relationship with the Fund. The benefits considered by the Board included not only the Investment Adviser’s compensation for investment advisory services and the Investment Adviser’s profitability under the Investment Advisory Agreement, but also the compensation paid to the Investment Adviser or its affiliates for other, non-advisory, services provided to the Fund. In connection with its consideration of the Investment Advisory Agreement, the Board also compared the Fund’s advisory fee rate, expense ratios and historical performance to those of comparable funds. Based in part on this comparison, and taking into account the various services provided to the Fund by the Investment Adviser and its affiliates, the Board concluded that the advisory fee rate was reasonable. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in any economies of scale that the Investment Adviser may experience as a result of growth in the Fund’s assets.

Based on the information reviewed and the discussions, the Board, including a majority of the non-interested Directors, concluded that it was satisfied that the advisory fee rate was reasonable in relation to the services provided. The non-interested Directors were represented by independent counsel who assisted them in their deliberations.

Transfer Agency Services.    Financial Data Services, Inc. (“FDS”) a subsidiary of ML & Co., acts as the Fund’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. The Core Bond Portfolio and the Intermediate Term Portfolio currently pay between $16.00 and $20.00 for each Class A or Class D shareholder account, between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required, and $16.00 for each Class R shareholder account. The Fund also reimburses the Transfer Agent’s reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in the Merrill Lynch Mutual Fund Advisor Program (the “MFA Program”). For purposes of the Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

The table below sets forth the Transfer Agent fees paid by the Core Bond Portfolio and the Intermediate Term Portfolio for the periods indicated.

	Fiscal Year Ended September 30, 2002	Fiscal Year Ended September 30, 2001	Fiscal Year Ended September 30, 2000
	Transfer Agency Fees	Transfer Agency Fees*	Transfer Agency Fees*
Core Bond Portfolio	$2,390,380	$2,186,480	$2,304,808
Intermediate Term Portfolio	$996,732	$1,602,008	$1,636,153

*
During the fiscal year ended October 31, 2000 and the period from October 1, 2000 to June 30, 2001, the Fund paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates had been in effect for these periods, the fees paid may have been higher. The current rates became effective on July 1, 2001.

Accounting Services.    The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street”) pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services. Prior to January 1, 2001, the Investment Adviser provided accounting services to the Fund and was reimbursed by the Fund at its cost in connection with such services. The Investment Adviser continues to provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser for these services.

The table below shows the amounts paid by the Core Bond Portfolio and the Intermediate Term Portfolio to State Street and to the Investment Adviser for the periods indicated:

	Fiscal Year Ended September 30, 2000		Fiscal Year Ended September 30, 2001		Fiscal Year Ended September 30, 2002
	Paid to State Street	Paid to Investment Adviser	Paid to State Street*	Paid to Investment Adviser	Paid to State Street*	Paid to Investment Adviser
Core Bond Portfolio	N/A	$100,752	$244,725	$139,888	$375,098	$42,588
Intermediate Term Portfolio	N/A	$30,390	$83,407	$49,696	$120,441	$13,843

*	Represents payments pursuant to the agreement with State Street commencing on January 1, 2001.

PURCHASE OF SHARES

Reference is made to “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus for certain information as to the purchase of Fund shares.

The Core Bond Portfolio and the Intermediate Term Portfolio offer five classes of shares under the Merrill Lynch Select PricingSM System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives and Class R shares are sold only to certain retirement plans. Each Class A, Class B, Class C, Class D or Class R share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B, Class C, Class D and Class R shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B, Class C and Class R shares bear the expenses of the ongoing distribution fees. Class B and Class C shares also bear the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The contingent deferred sales charges (“CDSCs”) that are imposed on the Class B and Class C shares, the distribution fees that are imposed on the Class B, Class C and Class R shares and the account maintenance fees that are imposed on Class B, Class C, Class D and Class R shares are imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See “Shareholder Services — Exchange Privilege.”

Initial Sales Charge Alternatives — Class A and Class D Shares

Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. See “Purchase of Shares — Initial Sales Charge Alternatives — Class A and Class D Shares” in the Statement of Additional Information.

Class A and Class D Sales Charge Information

	Class A Shares
For the fiscal year ended September 30,	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDCSs Received on Redemption of Load-Waived Shares
Core Bond Portfolio
2000	$8,587	$855	$7,732	$515
2001	$12,623	$1,133	$11,490	$0
2002	$18,739	$1,694	$17,045	$0

Intermediate Term Portfolio
2000	$877	$42	$835	$4,151
2001	$1,251	$103	$1,148	$78
2002	$2,517	$177	$2,340	$0

	Class D Shares
For the fiscal year ended September 30,	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDCSs Received on Redemption of Load-Waived Shares
Core Bond Portfolio
2000	$30,406	$3,118	$27,288	$8,094
2001	$134,588	$10,195	$123,673	$30,000
2002	$51,759	$5,144	$46,615	$0

Intermediate Term Portfolio
2000	$3,192	$202	$2,990	$1,552
2001	$6,903	$302	$6,601	$4,000
2002	$9,586	$768	$8,818	$0

The Distributor may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers and other financial intermediaries. Since securities dealers and other financial intermediaries selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act of 1933.

Deferred Sales Charge Alternatives — Class B and Class C Shares

Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Select Pricing Funds.

Merrill Lynch compensates its Financial Advisors for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers and other financial intermediaries (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial advisors for selling Class B and Class C shares from a dealer’s own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See “Distribution Plans” in the Statement of Additional Information. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the National Association of Securities Dealers, Inc. (“NASD”) asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below.

Class B and C Sales Charge Information

Effective December 1, 2002, Class B shares that are redeemed within six years of purchase for the Core Bond Portfolio, or within three years of purchase for the Intermediate Term Portfolio, may be subject to a CDSC that is charged as a percentage of the dollar amount subject thereto as described in the Fund’s Statement of Additional Information under the heading “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares — Contingent Deferred Sales Charges — Class B Shares.”

	Class B Shares
	Core Bond Portfolio		Intermediate Term Portfolio
For the fiscal year ended September 30,	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
2002	$862,622	$862,622	$54,890	$54,890
2001	$558,537	$558,537	$43,999	$43,999
2000	$1,238,148	$1,238,148	$91,717	$91,717

	Class C Shares
	Core Bond Portfolio		Intermediate Term Portfolio
For the fiscal year ended September 30,	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
2002	$48,419	$48,419	$830	$830
2001	$16,681	$16,681	$1,384	$1,384
2000	$27,697	$27,697	$748	$748

Merrill Lynch compensates its Financial Advisors for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealer and other financial intermediaries

(including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial advisors for selling Class B and Class C shares from a dealer’s own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See “Distribution Plans” in the Statement of Additional Information. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the National Association of Securities Dealers, Inc. (“NASD”) asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below.

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the “voluntary maximum”) in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

The following tables set forth comparative information as of September 30, 2002 with respect to the Class B and Class C shares of the Core Bond Portfolio and the Intermediate Term Portfolio indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and the Distributor’s voluntary maximum for the period October 21, 1988 (commencement of Class B operations) to September 30, 2002 for the Core Bond Portfolio, for the period November 13, 1992 (commencement of Class B operations) to September 30, 2002 for the Intermediate Term Portfolio, and for the period October 21, 1994 (commencement of operations) to September 30, 2002 for Class C shares of the Core Bond Portfolio and the Intermediate Term Portfolio.

	Data Calculated as of September 30, 2002
	Core Bond Portfolio
	Eligible Gross Sales	Allowable Aggregate Sales Charges	Allowable Interest on Unpaid Balance(2)	Maximum Amount Payable	Amounts Previously Paid to Distributor(3)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(4)
	(in thousands)
Class B(1)
Under NASD Rule as Adopted	1,488,350	92,620	49,480	142,100	45,533	96,567	2,426
Under Distributor’s Voluntary Waiver	1,488,350	92,620	7,844	100,464	45,533	54,931	2,426

Class C
Under NASD Rule as Adopted	218,649	13,641	4,805	18,446	3,007	15,439	602

	Intermediate Term Portfolio
	Eligible Gross Sales	Allowable Aggregate Sales Charges	Allowable Interest on Unpaid Balance(2)	Maximum Amount Payable	Amounts Previously Paid to Distributor(3)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(4)
	(in thousands)

Class B(5)
Under NASD Rule as Adopted	328,865	20,531	10,580	31,111	5,504	25,607	348
Under Distributor’s Voluntary Waiver	328,865	20,531	1,667	22,198	5,504	16,694	348

Class C
Under NASD Rule as Adopted	8,877	553	220	773	111	662	28

(1)	Purchase price of all eligible Class B shares sold since October 21, 1988 (commencement of Class B operations) other than shares acquired through dividend reinvestment and the exchange privilege.
(2)	Interest is computed on a monthly average Prime Rate basis based upon the prime rate, as reported in The Wall Street Journal, plus 1.0%, as permitted under the NASD Rule.
(3)
Consists of CDSC payments, distribution fee payment and accruals. See “Key Facts — Fees and Expenses” in the Prospectus. This figure may include CDSCs that were deferred when a shareholder redeemed shares prior to the expiration of the applicable CDSC period and invested the proceeds, without the imposition of a sales charge, in Class A shares in conjunction with the shareholder’s participation in the Merrill Lynch Mutual Funds Advisor (“MFA”) program. The CDSC is booked as a contingent obligation that may be payable if the shareholder terminates participation in the MFA program.

(4)
Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach either the voluntary maximum or the NASD maximum.

(5)	Purchase price of all eligible Class B shares sold since November 13, 1992 (commencement of Class B operations) other than shares acquired through dividend reinvestment and the exchange privilege.

Distribution Plans

Set forth below is information regarding distribution revenues and expenses relating to the Class B and Class C shares of each Fund.

	Class B Shares		Class C Shares
	Direct Cash Distribution Revenues Exceed Direct Cash Distribution Expenses from October 21, 1988† to September 30, 2002	Percentage of Class B Average Net Assets at September 30, 2002	Direct Cash Distribution Revenues Exceed Direct Cash Distribution Expenses from October 21, 1994† to September 30, 2002	Percentage of Class C Average Net Assets at September 30, 2002
Core Bond	$36,881,802	7.47%	$2,703,441	2.86%
Intermediate Term	$5,743,583	4.48%	154,061	2.58%

†	Commencement of operations.

The Corporation has entered into a distribution agreement with the FAM Distributors, Inc. (the “Distributor”) in connection with the continuous offering of shares of the Fund (the “Distribution Agreement”). Each Fund pays the Distributor a fee pursuant to each Class Distribution Plan.

The table below sets forth the distribution fees and account maintenance fees which were paid by each Fund for the most recent fiscal year pursuant to each Class Distribution Plan.

For the Fiscal Year Ended September 30, 2002

	Distribution and Account Maintenance Fees*
	Class B Shares		Class C Shares		Class D Shares**
	Amount Paid	Avg. Net Assets	Amount Paid	Avg. Net Assets	Amount Paid	Avg. Net Assets
Core Bond Portfolio	$3,701,867	493.6 million	$756,676	94.6 million	$609,421	243.8 million
Intermediate Term Portfolio	$641,565	128.3 million	$29,907	6.0 million	$131,603	131.6 million

*
Since the inception date for Class R Shares was January 1, 2003, no account maintenance fees or distribution fees were paid pursuant to the Class R Distribution Plan for the fiscal year ended September 30, 2002.

**	Class D shares are not subject to a distribution fee.

Computation of Offering Price Per Share

An illustration of the computation of the offering price for Class A, Class B, Class C, and Class D shares of the Fund based on the value of the Fund’s net assets and number of shares outstanding as of September 30, 2002 is set forth below. Since the inception date for Class R shares was January 1, 2003, information with respect to Class R shares is not included.

	Core Bond Portfolio
	Class A	Class B	Class C	Class D
Net Assets	$645,819,715	$487,745,970	$110,065,164	$286,725,835

Number of Shares Outstanding	56,078,952	42,353,322	9,554,130	24,881,940

Net Asset Value Per Share (net assets divided by number of shares outstanding)	$11.52	$11.52	$11.52	$11.52
Sales Charge (for Class A and Class D shares: 4.0% of offering price; 4.17% of net asset value per share)*	.48	**	**	.48
Offering Price	$12.00	$11.52	$11.52	$12.00

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
**
Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares” in the Fund’s Statement of Additional Information.

	Intermediate Term Portfolio
	Class A	Class B	Class C	Class D
Net Assets	$195,514,503	$141,992,517	$12,535,315	$139,659,347

Number of Shares Outstanding	16,605,347	12,058,733	1,064,421	11,861,048

Net Asset Value Per Share (net assets divided by number of shares outstanding)	$11.77	$11.78	$11.78	$11.77
Sales Charge (for Class A and Class D shares: 1.0% of offering price; 1.01% of net asset value per share)*	.12	**	**	.12
Offering Price	$11.89	$11.78	$11.78	$11.89

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
**
Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares” in the Fund’s Statement of Additional Information.

Information about the brokerage commissions paid by the Portfolio, including commissions paid to Merrill Lynch, is set forth in the following table:

Brokerage Commissions:

	Fiscal Year Ended September 30, 2002		Fiscal Year Ended September 30, 2001		Fiscal Year Ended September 30, 2000
	Aggregate Brokerage Commission Paid	Commission Paid to Merrill Lynch	Aggregate Brokerage Commission Paid	Commission Paid to Merrill Lynch	Aggregate Brokerage Commission Paid	Commission Paid to Merrill Lynch
Core Bond Portfolio	$21,735	$0	$0	$0	$31,800	$0
Intermediate Term Portfolio	$7,323	$1,500	$0	$0	$0	$0

For the fiscal year ended September 30, 2002, the brokerage commissions paid to Merrill Lynch represented 0.00% of the aggregate brokerage commissions paid and involved 0.00% of Core Bond Portfolio’s dollar amount of transactions involving payment of commissions during the year. For the fiscal year ended September 30, 2002, the brokerage commissions paid to Merrill Lynch represented 20.48% of the aggregate brokerage commissions paid and involved 0.12% of Intermediate Term Portfolio’s dollar amount of transactions involving payment of commissions during the year.

Because of the affiliation of Merrill Lynch with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. Without such an exemptive order, the Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

The Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Fund also has retained an affiliated entity of the Investment Adviser as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. That entity may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Investment Adviser or its affiliates. For the fiscal year ended September 30, 2002, the first year the order was in effect, that affiliated entity received $869 in securities lending agent fees from Core Bond Portfolio and $1,196 in securities lending agent fees from Intermediate Term Portfolio.

FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated into the Fund’s Statement of Additional Information by reference to the Fund’s 2002 Annual Report. You may request a copy of the Fund’s Annual Report at no charge by calling (800) 637-3863 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

CODE:    B-SAI-10210-0102STK

PART C. OTHER INFORMATION

Item 23.    Exhibits.

Exhibit Number		Description
1	(a)	—Articles of Incorporation (incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A) (“Post-Effective Amendment No. 5”).
(b	)	—Articles of Amendment (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A) (“Post-Effective Amendment No. 13”).
(c	)	—Articles Supplementary reclassifying shares of Intermediate Term Portfolio Series Common Stock (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 16).
(d	)	—Articles of Amendment changing name to Merrill Lynch Bond Fund, Inc. (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 27).
(e	)
—Articles of Amendment to Articles Supplementary renaming Class A Common Stock, Class B Common Stock, Class C Common Stock and Class D Common Stock of the High Quality Portfolio to Core Bond Portfolio (incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 29).

(f	)	—Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock, dated December 9, 2002.
2		—By-Laws (incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A).
3	(a)
—Specimen certificates for Class A shares of High Quality Portfolio Series and High Income Portfolio Series Common Stock of Registrant (incorporated by reference to Exhibit 4(a) filed with Post-Effective Amendment No. 13).

(b	)
—Specimen certificates for Class B shares of High Quality Portfolio Series and High Income Portfolio Series Common Stock of Registrant (incorporated by reference to Exhibit 4(b) filed with Post-Effective Amendment No. 13).

4	(a)	—Form of Investment Advisory Agreement between Registrant and Fund Asset Management, L.P. (incorporated by reference to Exhibit 5 filed with Post-Effective Amendment No. 5).
4	(b)
—Form of Investment Sub-Advisory Agreement between Fund Asset Management, L.P. and Merrill Lynch Asset Management U.K. Limited (incorporated by reference to Exhibit 5(b) filed with Post-Effective Amendment No. 23).

5		—Form of Unified Distribution Agreement between Registrant and FAM Distributors, Inc. (the “Distributor”) (incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 27).
6		—None.
7
—Form of Custodian Agreement between Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit A.8 filed with Amendment No. 2 to Registrant’s Registration Statement on Form S-5) (“Post-Effective Amendment No. 2”).

8	(a)(1)
—Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc. (incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 12).

(a	)(2)
—Form of Amendment to Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 32 to Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.)

(b	)	—Form of Agreement relating to the use of the “Merrill Lynch” name (incorporated by reference to Exhibit A.9(c) filed with Amendment No. 2).
(c	)
—Credit Agreement between the Registrant and a syndicate of banks (incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A of Master Premium Growth Trust (File No. 811-09733), filed on December 21, 1999).

(d	)
—Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(e	)
—Amended and Restated Credit Agreement between the Registrant and a syndicate of banks (Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 14, 2000.)

(f	)
—Form of Second Amended and Restated Credit Agreement between the Registrant and a syndicate of banks and certain other parties. (Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001).

(g	)
—Form of Third Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties. (Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.)

Exhibit Number		Description
9		—Opinion of Rogers & Wells (incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 5).
10		—Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11		—None.
12	(a)	—Investment Letter—High Income Portfolio—Class C and Class D shares (incorporated by reference to Exhibit 13(a) filed with Post-Effective Amendment No. 20).
(b	)	—Investment Letter—Core Bond Portfolio Class C and Class D shares (incorporated by reference to Exhibit 13(b) filed with Post-Effective Amendment No. 20).
(c	)	—Investment Letter—Intermediate Term Portfolio Class C and Class D shares (incorporated by reference to Exhibit 13(c) filed with Post-Effective Amendment No. 20).
13	(a)	—Form of Unified Class A Distribution Plan of Registrant (incorporated by reference to Exhibit 13(a) to Post-Effective Amendment No. 27).
(b	)	—Form of Unified Class B Distribution Plan of Registrant (incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 27).
(c	)	—Form of Unified Class C Distribution Plan of Registrant (incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 27).
(d	)	—Form of Unified Class D Distribution Plan of Registrant (incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 27).
(e	)
—Form of Class R Distribution Plan. (incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.)

14
—Revised Merrill Lynch Select Pricingsm System Plan pursuant to Rule 18f-3 (Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.)

15
—Code of Ethics (incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 8 to the Registration Statement of Form N-1A of Merrill Lynch Middle East/Africa Fund, Inc. (File No. 33-55843), filed on March 29, 2000).

Item 24.    Persons Controlled by or under Common Control with Registrant.

Inapplicable.

Item 25.    Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceeding against a present or former director, officer, agent, or employee of the Registrant (a “corporate representative”), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees and judgments, fines, and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under the Distribution Agreements, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

Item 26.    Business and Other Connections of Manager.

Fund Asset Management, L.P. (“FAM” or the “Investment Adviser”) acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

Merrill Lynch Investment Managers, L.P. (“MLIM”), an affiliate of the investment adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies and also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisory Trust.

The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Manager, MLIM, Princeton Services, Inc. (“Princeton Services”), and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since September 30, 2000, for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26 and Mr. Doll is an officer of one or more of such companies.

Name	Position with Manager	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Name	Position with Manager	Other Substantial Business, Profession, Vocation or Employment
Robert C. Doll	President
President of MLIM; Co-Head (Americas Region) of MLIM from 2000 to 2001; Senior Vice President of MLIM from 1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Terry K. Glenn	Executive Vice President
President, Merrill Lynch Mutual Funds; Chairman (Americas Region) and Executive Vice President of MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President, Treasurer and Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Philip L. Kirstein	General Counsel	General Counsel of MLIM; Senior Vice President, Director, General Counsel and Secretary of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	Head (Americas Region) of MLIM; Senior Vice President of ML & Co.

Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”) acts as sub-adviser for a number of registered investment companies advised by FAM or MLIM. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is 33 King William Street, London EC4R 9AS, England.

Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since September 30, 2000, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26:

Name	Position with MLAM U.K.	Other Substantial Business, Profession, Vocation or Employment
Terry K. Glenn	Director and Chairman
President, Merrill Lynch Mutual Funds; Chairman (Americas Region) and Executive Vice President of FAM and MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Nicholas C.D. Hall	Director	Director of Mercury Asset Management Ltd. and the Institutional Liquidity Fund plc; First Vice President and General Counsel for Merrill Lynch Mercury Asset Management

James T. Stratford	Alternate Director	Director of Mercury Asset Management Group Ltd.; Head of Compliance, Merrill Lynch Mercury Asset Management

Donald C. Burke	Treasurer	First Vice President and Treasurer of MLIM and FAM; Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Carol Ann Langham	Company Secretary	None

Debra Anne Searle	Assistant Company Secretary	None

Item 27.    Principal Underwriters.

(a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Terry K. Glenn	President and Director	President and Director
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

(c) Not applicable.

Item 28.    Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Merrill Lynch Financial Data Services, Inc. 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29.    Management Services.

Other than as set forth under the caption “Management of the Fund—Management and Advisory Arrangements” in the Prospectus constituting Part A of the Registration Statement and Under “Management of the Fund—Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey on the 30th day of December, 2002.

MERRILL LYNCH BOND FUND, INC.
(Registrant)

/s/    DONALD C. BURKE
By:
Donald C. Burke,
Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Terry K. Glenn	President and Director (Principal Executive Officer)

* Donald C. Burke	Vice President and Treasurer (Principal Financial and Accounting Officer)

* Ronald W. Forbes	Director

* Cynthia A. Montgomery	Director

* Charles C. Reilly	Director

* Kevin A. Ryan	Director

* Roscoe E. Suddarth	Director

* Richard R. West	Director

* Edward D. Zinbarg	Director

*By:	/s/ DONALD C. BURKE	December 30, 2002
Donald C. Burke (Attorney-in-Fact)

EXHIBIT INDEX

Exhibit Number		Description
1(	f)	Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and creating an Additional Class of Common Stock, dated December 9, 2002.
10		Consent of Deloitte & Touche LLP, independent auditors for the Registrant.